Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

6. OPERATING LEASES

The Group has entered into various non-cancelable operating lease agreements for offices in the PRC. The leases have original lease periods expiring between 2022 and 2024. Many leases include one or more options to renew. The Group does not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured. The lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

The components of operating lease expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Lease expenses from continuing operations
Operating lease expenses	767	483	409
Operating lease expenses for leases with terms less than one year	-	-	241
	767	483	650

For the years ended December 31, 2020, 2021 and 2022, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

The following table provides a summary of the Group’s lease terms and discount rates for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
Lease expenses from continuing operations
Weighted average remaining lease term (years)	-	2.29	1.29
Weighted average discount rate	-	4.75%	4.75%

The following is a maturity analysis as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
2022	501	-
2023	501	668
2024	146	150
Less: amount representing interest	(12)	(25)
Present value of lease liabilities	1,136	793
Lease liabilities, current	494	651
Lease liabilities, non-current	642	142
Present value of lease liabilities	1,136	793

Supplemental cash flow information related to leases were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities for continuing operations:
Operating cash flow for operating leases	767	402	409
Lease liabilities arising from obtaining right-of-use assets	-	1,483	859
Lease liabilities decrease due to early termination	-	-	766
Right of use asset decrease due to early termination	-	-	733